Other expenses	12 Months Ended
Mar. 31, 2024
Disclosure Of Detailed Information About Other Expenses [Abstract]
Other expenses
32.
Other expenses

	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Legal and professional fees	1,740	2,066	1,438	17
Corporate social responsibility	106	147	240	3
Travelling and conveyance	233	595	520	6
Lease rent relating to short term leases	10	46	43	1
Director's commission	35	67	83	1
Printing and stationery	3	7	4	0
Rates and taxes	385	465	1,065	13
Insurance	1,027	1,226	1,153	14
Operation and maintenance	4,929	5,528	5,937	71
Repair and maintenance	110	177	243	3
Loss on sale / damage of property plant and equipment	1	7	18	0
Bidding expenses	40	35	25	0
Advertising and sales promotion	48	118	105	1
Impairment of capital work in progress	129	190	274	3
Security charges	274	441	542	7
Communication costs	68	167	247	3
Impairment of carbon credit	—	630	105	1
Impairment of inventory	75	32	149	2
Impairment allowances for financial assets	411	522	1,573	19
Donation	—	—	490	6
Liquidated damages	—	800	240	3
Miscellaneous expenses	301	370	340	4
Total	9,925	13,636	14,834	178